ZURICH KEMPER INVESTMENTS, INC.
120 South LaSalle Street
Chicago, Illinois  60603
312-781-1121

                         October 4, 1996


Transmitted Via EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-1004
Attn:  Filing Desk, Stop 1 - 4

RE:  Kemper Investors Fund
     File No. 33-11802 (Post-Effective Amendment No. 17)
     File No. 811-5002 (Amendment No. 18)

Dear Sir or Madam:

Kemper Investors Fund (the "Registrant") hereby certifies, pursuant to Rule 497(j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                         Kemper Investors Fund


                         By: /s/ Philip J. Collora
                            --------------------------
                             Philip J. Collora
                             Vice President and Secretary